Acquistions (Narrative) (Details) $ in Millions					3 Months Ended		12 Months Ended
	Jun. 29, 2015 USD ($)	Aug. 08, 2013 USD ($)	Jun. 13, 2013 USD ($)	Aug. 06, 2012 USD ($)	Oct. 27, 2013 USD ($)	Oct. 28, 2012 USD ($)	Aug. 02, 2015 USD ($)	Aug. 03, 2014 USD ($)	Jul. 28, 2013 USD ($)
Business Acquisition [Line Items]
Business Combination, Acquisition Related Costs						$ 10	$ 0	$ 0	$ 10
Business Combination, Acquisition Related After Tax Costs						$ 7
Goodwill							2,344	2,433	2,297
Garden Fresh Gourmet [Member]
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross	$ 232
Goodwill	116
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual							10
Business Combination, Pro Forma Information, Earnings or Loss of Acquiree since Acquisition Date, Actual							$ (1)
Garden Fresh Gourmet [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles	$ 48
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	20 years
Garden Fresh Gourmet [Member] | Trademarks [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Indefinite-Lived Intangible Assets	$ 38
Kelsen [Member]
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross		$ 331
Number of Countries in which Entity Operates		85
Goodwill		$ 140
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual								193
Business Combination, Pro Forma Information, Earnings or Loss of Acquiree since Acquisition Date, Actual								8
Kelsen [Member] | Trademarks [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles		$ 4
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life		10 years
Kelsen [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles		$ 22
Kelsen [Member] | Customer Relationships [Member] | Minimum [Member]
Business Acquisition [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life		10 years
Kelsen [Member] | Customer Relationships [Member] | Maximum [Member]
Business Acquisition [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life		15 years
Kelsen [Member] | Trademarks [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Indefinite-Lived Intangible Assets		$ 147
Plum [Member]
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross			$ 249
Goodwill			128
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual								88	14
Business Combination, Pro Forma Information, Earnings or Loss of Acquiree since Acquisition Date, Actual								(19)	(2)
Inventory recall expense, after tax					$ (11)			$ (11)
Plum [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles			$ 18
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life			15 years
Plum [Member] | Trademarks [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Indefinite-Lived Intangible Assets			$ 115
Bolthouse Farms [Member]
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross				$ 1,550
Business Combination, Initial Purchase Price Adjustment				20
Business Combination, Purchase Price Adjustment				11
Goodwill				692
Business Acquisition, Goodwill, Expected Tax Deductible Amount				284
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual									756
Business Combination, Pro Forma Information, Earnings or Loss of Acquiree since Acquisition Date, Actual									$ 18
Bolthouse Farms [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles				$ 132
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life				20 years
Bolthouse Farms [Member] | Trademarks [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Indefinite-Lived Intangible Assets				$ 383